Trade and other receivables (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Net trade receivables	$ 235,556	$ 212,323
Other receivables	41,789	317,452
Prepaid land rent	1,153	1,016
Other prepaid expenses	27,852	29,979
Advance payments	30,278	33,364
Withholding tax receivables	1,321	1,362
VAT receivables	13,705	12,339
Trade and other current receivables	351,654	607,835
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	72,103	71,891
Other tax receivables	6,722	7,116
Payment in advance for property, plant and equipment	40,677	61,874
Contingent consideration receivable	6,203	6,411
Trade and other non-current receivables	$ 125,705	147,292
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 258,378	233,528
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (22,822)	$ (21,205)